Mining interests - Narrative (Details) $ in Millions			2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2017 CAD ($)	Dec. 08, 2016 USD ($) shares	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 30, 2009 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized to mining interests						$ (33,106,000)	$ (31,274,000)
Interest expense, capitalized to mining interests						20,052,000	10,675,000
Gain on sale of Lynn Lake royalty (Note 8)						6,593,000	0
Gain (loss) on sale of mineral properties						0	(9,886,000)
Write-down mineral property interest						4,150,000	5,068,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclass						2,464,000	(656,000)
Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclass						1,131,551,000	10,591,000
Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Sales proceeds from pre-commercial production period			$ 100,900,000
Capitalized to mining interests			$ 27,500,000
Interest expense, capitalized to mining interests					$ 20,100,000		10,700,000
Fekola | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclass						1,068,207,000
Masbate | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Reclass						60,880,000	11,802,000
Lynn Lake Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty	2.00%
Consideration paid (received)	$ 9
Increase (decrease) in contingent consideration asset (liability)	$ 6			$ 0
Contingent consideration period	24 months
Gain on sale of Lynn Lake royalty (Note 8)				6,600,000
Transaction costs				$ 100,000
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation		51.00%
Number of shares received (in shares) | shares		23,500,000.0
Proceeds from sale of property, plant and equipment		$ 2,100,000
Net smelter royalty receivable		1.50%
Total assets		$ 0
Gain (loss) on sale of mineral properties		$ (9,900,000)
Pampa Paciencia And Cerro Barco
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss							$ 3,700,000
Namibia and Mali
Disclosure of detailed information about property, plant and equipment [line items]
Write-down mineral property interest						$ 4,200,000
Central Sun | Lynn Lake Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty recognized as of acquisition date								$ 0
Discontinued operations | Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint operation		51.00%
Fekola SA
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary						100.00%
Proportion of ownership interests held by non-controlling interests						10.00%